Short term Loan	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Notes To Financial Statements [Abstract]
Short term Loan

On December 21, 2016, the Company entered into a short term loan with Millennium Park Capital LLC (the “Holder”) in the principal amount of $100,000. The principal amount shall be due and payable on the date that substantial money is obtained from the Company’s Korean distributor or date that money is obtained from a new distributor. This short term note is currently in default.

In addition, the Company will issue to the Holder 500,000 warrants to purchase shares of the Company’s common stock, $0.001 par value (the “Common Stock”), at an exercise price of $0.17. Each warrant will represent the right to purchase one share of Common Stock. The warrants will vest upon issuance and have an expiration date of March 17, 2019. The fair value of the yet to be issued warrants on the date of issuance of the short term loan was $0.1168 per warrant, using the Black-Scholes option pricing model, and $58,400 was recorded as a debt discount to be amortized over the life of the short term loan.

On December 21, 2016, the Company entered into a short term loan with Millennium Park Capital LLC (the “Holder”) in the principal amount of $100,000. The principal amount shall be due and payable on March 31, 2017, or on the date that money is obtained from the Company’s Korean distributor, or date that money is obtained from a new distributor.

In addition, the Company will issue to the Holder 500,000 warrants to purchase shares of the Company’s common stock, $0.001 par value (the “Common Stock”), at an exercise price of $0.17. Each warrant will represent the right to purchase one share of Common Stock. The warrants will vest upon issuance and have an expiration date of March 17, 2019. The fair value of these warrants on the date of issuance $0.1168, using the Black-Scholes option pricing model, and $58,400 was recorded as a debt discount to be amortized over the life of the short term loan.